SCHEDULE OF FUTURE MATURITIES OF RELATED PARTY NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024 (six months)	$ 968,500
2025	287,000
2026	287,000
2027	287,000
Total	$ 1,829,500	$ 2,098,000